Earnings (Loss) per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of potentially dilutive securities excluded from computation of diluted weighted average shares

	Year Ended
	December 31,
	2018	2017
Unit options to purchase units	—	74,200
Options to purchase ordinary shares	3,193,072	—